Acquisitions - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Payments to Acquire Businesses	¥ 70,671
Intangible assets	30,696
Deferred tax liabilities	8,789
Other net assets acquired	4,633
Goodwill acquired during the year	44,131	4,083
Weighted average amortization period for acquired intangible assets	9 years
Customer Relationships
Business Acquisition [Line Items]
Intangible assets	1,628
Weighted average amortization period for acquired intangible assets	6 years
Computer software, intangible asset
Business Acquisition [Line Items]
Intangible assets	13,290
Weighted average amortization period for acquired intangible assets	7 years
In Process Research and Development [Member]
Business Acquisition [Line Items]
Intangible assets	11,937
Other
Business Acquisition [Line Items]
Intangible assets	¥ 3,841